Customer Deposits (Details 2) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Time Deposits By Maturity
2013	$ 4,959
2014	2,613
2015	725
2016	739
2017	351
After 5 years	190
Total	9,577	12,000
United States [Member]
Time Deposits By Maturity
2013	4,958
2014	2,613
2015	725
2016	739
2017	351
After 5 years	190
Total	9,576
Non United States [Member]
Time Deposits By Maturity
2013	1
2014	0
2015	0
2016	0
2017	0
After 5 years	0
Total	$ 1